Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 2,727,497	R$ 2,809,087
Acquisitions	51,979	27,956
Additions through acquisition on subsidiary		1,718
Foreign currency translation adjustment	33,818	12,184
Cost	142,425
Amortization	(108,607)
Transfers from property, plant and equipment projects and stoppage in progress	4,461
Other	(1,003)	983
Cost	(596,557)	1,376
Amortization	595,554	(393)
Amortization	(75,770)	(124,431)
Ending balance	2,740,982	2,727,497
Intangible assets, cost			R$ 4,817,202	R$ 4,916,819	R$ 4,866,795
Accumulated amortization			(2,076,220)	(2,189,322)	(2,057,708)
Intangible assets	2,740,982	2,727,497	2,740,982	2,727,497	2,809,087
Reclassification
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost				298,075
Accumulated amortization				(298,075)
Reclassified
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost				5,214,894
Accumulated amortization				(2,487,397)
Goodwill based on expected future profitability
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,058,874	2,058,874
Acquisitions	0	0
Additions through acquisition on subsidiary		0
Foreign currency translation adjustment	0	0
Cost	0
Amortization	0
Transfers from property, plant and equipment projects and stoppage in progress	0
Other	0	0
Cost	0	0
Amortization	0	0
Amortization	0	0
Ending balance	2,058,874	2,058,874
Intangible assets, cost			3,187,678	3,187,722	3,187,722
Accumulated amortization			(1,128,804)	(1,128,848)	(1,128,848)
Intangible assets	2,058,874	2,058,874	2,058,874	2,058,874	2,058,874
Goodwill based on expected future profitability | Reclassification
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost				(44)
Accumulated amortization				44
Goodwill based on expected future profitability | Reclassified
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost				3,187,678
Accumulated amortization				(1,128,804)
Brands and Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	227,350	228,632
Acquisitions	0	340
Additions through acquisition on subsidiary		0
Foreign currency translation adjustment	23,966	8,357
Cost	27,021
Amortization	(3,055)
Transfers from property, plant and equipment projects and stoppage in progress	2,532
Other	0	1,107
Cost	0	1,107
Amortization	0	0
Amortization	(7,551)	(8,349)
Ending balance	246,297	227,350
Intangible assets, cost			437,384	349,316	339,512
Accumulated amortization			(191,087)	(119,229)	(110,880)
Intangible assets	227,350	227,350	246,297	227,350	228,632
Brands and Patents | Reclassification
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost				58,515
Accumulated amortization				(61,252)
Brands and Patents | Reclassified
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost				407,831
Accumulated amortization				(180,481)
Software licenses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	201,239	202,337
Acquisitions	51,707	27,319
Additions through acquisition on subsidiary		1,316
Foreign currency translation adjustment	10,037	4,759
Cost	21,053
Amortization	(11,016)
Transfers from property, plant and equipment projects and stoppage in progress	1,929
Other	0	(124)
Cost	0	269
Amortization	0	(393)
Amortization	(30,780)	(43,467)
Ending balance	234,132	201,239
Intangible assets, cost			799,960	607,528	566,673
Accumulated amortization			(565,828)	(415,388)	(364,336)
Intangible assets	201,239	201,239	234,132	201,239	202,337
Software licenses | Reclassification
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost				117,743
Accumulated amortization				(108,644)
Software licenses | Reclassified
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost				725,271
Accumulated amortization				(524,032)
Customers and Suppliers Agreements
Disclosure of detailed information about intangible assets [line items]
Beginning balance	240,034	319,244
Acquisitions	272	297
Additions through acquisition on subsidiary		402
Foreign currency translation adjustment	(185)	(932)
Cost	94,351
Amortization	(94,536)
Transfers from property, plant and equipment projects and stoppage in progress	0
Other	(1,003)	0
Cost	(596,557)	0
Amortization	595,554	0
Amortization	(37,439)	(72,615)
Ending balance	201,679	240,034
Intangible assets, cost			392,180	772,253	772,888
Accumulated amortization			(190,501)	(525,857)	(453,644)
Intangible assets	R$ 240,034	R$ 240,034	R$ 201,679	240,034	R$ 319,244
Customers and Suppliers Agreements | Reclassification
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost				121,861
Accumulated amortization				(128,223)
Customers and Suppliers Agreements | Reclassified
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost				894,114
Accumulated amortization				R$ (654,080)